COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Litigation contingencies
Unpaid legal cost and other related costs in a consolidated class action lawsuit	¥ 5,748
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	2,722,084	¥ 3,949,623
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 4,500	¥ 20,650